EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2017	$22,900
Additions	9,096
Foreign exchange movement	(2,590)
Balance, August 31, 2018	$29,406
Additions	8,362
Foreign exchange movement	(976)
Balance, August 31, 2019	$36,792